Financial Instruments (Details) - Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Level 3 Financial Liabilities Measured at Fair Value through Profit and Loss [Line items]
Balance beginning	$ 522	$ 1,394
SAFE		343
Total loss (profit) recognized in profit and loss	52	(1,215)
Balance ending	$ 574	$ 522